S000076880 [Member] Investment Risks - AB Ultra Short Income ETF	Nov. 30, 2025
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit Risk: An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Mortgage Related and Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

Foreign Non U S Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign (Non-U.S.) Investments Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests to the extent these expenses are not waived or reimbursed by the Adviser.

ETF Share Price and Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
ETF Share Price and Net Asset Value Risk: The Fund’s shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or an “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The net asset value per share (“NAV”) of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on an Exchange could be higher than the

NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Authorized Participant Risk: Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Trading Market Risk: There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Management Risk: The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.